TRADE AND NOTES RECEIVABLES - Credit risk exposure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	$ 1,061,956	¥ 7,393,123	¥ 8,104,017
Trade receivables		4,559,112	5,209,535
Exposure to credit risk on loan commitments and financial guarantee contracts		714,857	659,261
1 to 2 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 2,496
Expected credit loss rate	21.29%	21.29%
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables		¥ 5,273,969	5,868,796
Cost | Within 1 Year
TRADE AND NOTES RECEIVABLES
Trade receivables		2,907,407	3,320,735
Cost | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		11,722
Trade receivables		742,477	906,302
Cost | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Trade receivables		377,836	158,162
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables		1,246,249	1,483,597
Stage 3
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		429,723	212,964
Stage 3 | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		4,140,046	4,249,552
Total
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		285,134	446,297
Total | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,133,923	1,619,244
Alumina and primary aluminum
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		220,716	384,527
Alumina and primary aluminum | Within 1 Year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 1,910	¥ 3,696
Expected credit loss rate	0.92%	0.92%	0.92%
Alumina and primary aluminum | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 5,305	¥ 6,179
Expected credit loss rate	11.08%	11.08%	11.08%
Alumina and primary aluminum | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 18,643	¥ 14,893
Expected credit loss rate	90.01%	90.01%	90.01%
Alumina and primary aluminum | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 194,858	¥ 359,759
Expected credit loss rate	94.87%	94.87%	94.87%
Alumina and primary aluminum | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 481,592	¥ 853,216
Alumina and primary aluminum | Cost | Within 1 Year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		207,602	401,691
Alumina and primary aluminum | Cost | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		47,883	55,766
Alumina and primary aluminum | Cost | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		20,712	16,546
Alumina and primary aluminum | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		205,395	379,213
Energy
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		21,564	13,977
Energy | Within 1 Year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 13,343	¥ 3,388
Expected credit loss rate	3.83%	3.83%	3.83%
Energy | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts			¥ 685
Expected credit loss rate			21.28%
Energy | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 2,170	¥ 3,688
Expected credit loss rate	23.92%	23.92%	23.92%
Energy | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,555	¥ 6,216
Expected credit loss rate	48.91%	48.91%	48.91%
Energy | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 376,463	¥ 119,806
Energy | Cost | Within 1 Year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		348,399	88,462
Energy | Cost | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			3,217
Energy | Cost | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		9,073	15,417
Energy | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		7,269	12,710
Trading
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		15,760	4,522
Trading | Within 1 Year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 159	¥ 662
Expected credit loss rate	0.14%	0.14%	0.14%
Trading | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts			¥ 70
Expected credit loss rate	1.69%	1.69%	1.68%
Trading | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 41	¥ 3
Expected credit loss rate	4.05%	4.05%	3.80%
Trading | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 15,560	¥ 3,787
Expected credit loss rate	19.50%	19.50%	19.50%
Trading | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 194,390	¥ 496,795
Trading | Cost | Within 1 Year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		113,596	473,153
Trading | Cost | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables			4,146
Trading | Cost | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,001	74
Trading | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		79,793	19,422
Corporate and other operating segments
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		27,094	43,271
Corporate and other operating segments | Within 1 Year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,117	¥ 6,539
Expected credit loss rate	6.02%	6.02%	6.02%
Corporate and other operating segments | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 12,831	¥ 7,767
Expected credit loss rate	70.78%	70.78%	70.78%
Corporate and other operating segments | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 5,127	¥ 3,823
Expected credit loss rate	94.96%	94.96%	94.96%
Corporate and other operating segments | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 6,019	¥ 25,142
Expected credit loss rate	97.45%	97.45%	97.45%
Corporate and other operating segments | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 81,478	¥ 149,427
Corporate and other operating segments | Cost | Within 1 Year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		51,774	108,627
Corporate and other operating segments | Cost | 1 to 2 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		18,129	10,974
Corporate and other operating segments | Cost | 2 and 3 Years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		5,399	4,026
Corporate and other operating segments | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 6,176	¥ 25,800